Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay v. Performance Table and Information

Year	Summary Compensation Table Total For PEO (Brendan McCracken) (1)	Summary Compensation Table Total For PEO (Doug Suttles) (1)	Compensation Actually Paid to PEO (Brendan McCracken) (2)	Compensation Actually Paid to PEO (Doug Suttles)	Average Summary Compensation Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR (3)	Peer Group Cumulative TSR (4)	Post-tax Net Income ($ MM)	Free Cash Flow ($ MM) (5)

2025	$13,693,140	$ —	$ 8,890,488	$ —	$3,999,725	$2,549,944	$300.61	$235.92	$1,242	$1,673

2024	$13,031,675	$ —	$10,678,223	$ —	$3,798,724	$2,621,244	$301.38	$240.71	$1,125	$1,961
2023	$11,783,939	$ —	$ 7,356,908	$ —	$3,683,506	$5,462,766	$318.93	$246.09	$2,085	$1,194
2022	$10,165,373	$ —	$10,743,260	$ —	$2,837,632	$7,651,094	$360.29	$238.18	$3,637	$2,374
2021	$ 8,639,482	$12,127,629	$ 7,651,094	$27,173,054	$2,257,947	$4,143,852	$236.96	$165.68	$1,416	$ 1,730
Notes:
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2025: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2024: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak and Joanne Cox served as the other NEOs
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Com pen sation Table per the table below.

	2025		2024		2023
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs (1)	PEO (Brendan McCracken)	Average for Other NEOs (1)

Summary Compensation Table Total	$13,693,140	$ 3,999,725	$ 13,031,675	$ 3,798,724	$ 11,783,939	$ 3,683,506

Reported Value of Equity Awards	$ (9,900,005)	$(2,574,341)	$ (9,400,049)	$(2,449,054)	$ (7,750,017)	$ (2,112,047)

Reported Change in Pension Value	$ —	$ —	$ —	$ —	$ —	$ —

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$ 410,536	$ 44,775	$ (1,484,042)	$ (333,033)	$ 118,686	$ 16,150

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$ (2,603,707)	$ (744,443)	$ (3,089,752)	$ (649,169)	$ (5,198,389)	$(1,146,038)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$ 7,290,524	$ 1,824,228	$11,620,391	$ 2,253,776	$ 8,402,689	$ 5,021,195

Total Equity Award Adjustments	$ 5,097,353	$ 1,124,560	$ 7,046,597	$ 1,271,574	$ 3,322,986	$ 3,891,307

Compensation Actually Paid	$ 8,890,488	$ 2,549,944	$10,678,223	$ 2,621,244	$ 7,356,908	$ 5,462,766
Note:
(A)
All amounts are presented in U.S. dollars. Amounts paid or awarded in Canadian dollars have been converted to U.S. dollars using an exchange rate of C$1.00 = US$0.730 (exchange rate for December 31, 2025).

(3)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(4)	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
(5)	Free Cash Flow † is a non-GAAP measure as defined in Schedule A of this Proxy Statement.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2025: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2024: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak and Joanne Cox served as the other NEOs

Peer Group Issuers, Footnote	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
Adjustment To PEO Compensation, Footnote
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Com pen sation Table per the table below.

	2025		2024		2023
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs (1)	PEO (Brendan McCracken)	Average for Other NEOs (1)

Summary Compensation Table Total	$13,693,140	$ 3,999,725	$ 13,031,675	$ 3,798,724	$ 11,783,939	$ 3,683,506

Reported Value of Equity Awards	$ (9,900,005)	$(2,574,341)	$ (9,400,049)	$(2,449,054)	$ (7,750,017)	$ (2,112,047)

Reported Change in Pension Value	$ —	$ —	$ —	$ —	$ —	$ —

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$ 410,536	$ 44,775	$ (1,484,042)	$ (333,033)	$ 118,686	$ 16,150

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$ (2,603,707)	$ (744,443)	$ (3,089,752)	$ (649,169)	$ (5,198,389)	$(1,146,038)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$ 7,290,524	$ 1,824,228	$11,620,391	$ 2,253,776	$ 8,402,689	$ 5,021,195

Total Equity Award Adjustments	$ 5,097,353	$ 1,124,560	$ 7,046,597	$ 1,271,574	$ 3,322,986	$ 3,891,307

Compensation Actually Paid	$ 8,890,488	$ 2,549,944	$10,678,223	$ 2,621,244	$ 7,356,908	$ 5,462,766
Note:
(A)
All amounts are presented in U.S. dollars. Amounts paid or awarded in Canadian dollars have been converted to U.S. dollars using an exchange rate of C$1.00 = US$0.730 (exchange rate for December 31, 2025).

Non-PEO NEO Average Total Compensation Amount	$ 3,999,725	$ 3,798,724	$ 3,683,506	$ 2,837,632	$ 2,257,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,549,944	2,621,244	5,462,766	7,651,094	4,143,852
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Com pen sation Table per the table below.

	2025		2024		2023
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs (1)	PEO (Brendan McCracken)	Average for Other NEOs (1)

Summary Compensation Table Total	$13,693,140	$ 3,999,725	$ 13,031,675	$ 3,798,724	$ 11,783,939	$ 3,683,506

Reported Value of Equity Awards	$ (9,900,005)	$(2,574,341)	$ (9,400,049)	$(2,449,054)	$ (7,750,017)	$ (2,112,047)

Reported Change in Pension Value	$ —	$ —	$ —	$ —	$ —	$ —

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$ 410,536	$ 44,775	$ (1,484,042)	$ (333,033)	$ 118,686	$ 16,150

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$ (2,603,707)	$ (744,443)	$ (3,089,752)	$ (649,169)	$ (5,198,389)	$(1,146,038)

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$ 7,290,524	$ 1,824,228	$11,620,391	$ 2,253,776	$ 8,402,689	$ 5,021,195

Total Equity Award Adjustments	$ 5,097,353	$ 1,124,560	$ 7,046,597	$ 1,271,574	$ 3,322,986	$ 3,891,307

Compensation Actually Paid	$ 8,890,488	$ 2,549,944	$10,678,223	$ 2,621,244	$ 7,356,908	$ 5,462,766
Note:
(A)
All amounts are presented in U.S. dollars. Amounts paid or awarded in Canadian dollars have been converted to U.S. dollars using an exchange rate of C$1.00 = US$0.730 (exchange rate for December 31, 2025).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1. Free Cash Flow
†
2. Capital Efficiency
3. Relative TSR
4. Return on Invested Capital

Total Shareholder Return Amount	$ 300.61	301.38	318.93	360.29	236.96
Peer Group Total Shareholder Return Amount	235.92	240.71	246.09	238.18	165.68
Net Income (Loss)	$ 1,242,000,000	$ 1,125,000,000	$ 2,085,000,000	$ 3,637,000,000	$ 1,416,000,000
Company Selected Measure Amount	1,673,000,000	1,961,000,000	1,194,000,000	2,374,000,000	1,730,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(5)	Free Cash Flow † is a non-GAAP measure as defined in Schedule A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Capital Efficiency
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Brendan McCracken [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,693,140	$ 13,031,675	$ 11,783,939	$ 10,165,373	$ 8,639,482
PEO Actually Paid Compensation Amount	$ 8,890,488	$ 10,678,223	$ 7,356,908	$ 10,743,260	$ 7,651,094
PEO Name	Brendan McCracken	Brendan McCracken	Brendan McCracken	Brendan McCracken	Brendan McCracken
Doug Suttles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 12,127,629
PEO Actually Paid Compensation Amount					$ 27,173,054
PEO Name					Doug Suttles
PEO | Brendan McCracken [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,097,353	$ 7,046,597	$ 3,322,986
PEO | Brendan McCracken [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,536	(1,484,042)	118,686
PEO | Brendan McCracken [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,603,707)	(3,089,752)	(5,198,389)
PEO | Brendan McCracken [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,290,524	11,620,391	8,402,689
PEO | Brendan McCracken [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,900,005)	(9,400,049)	(7,750,017)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,560	1,271,574	3,891,307
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,775	(333,033)	16,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,443)	(649,169)	(1,146,038)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,824,228	2,253,776	5,021,195
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,574,341)	$ (2,449,054)	$ (2,112,047)